COMMITMENTS AND CONTINGENCIES - Lessee Quantitative Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense		$ 2,875	$ 4,016
Cash paid for amounts included in the measurement of lease liabilities
Cash paid for operating leases		3,088	3,556
Right-of-use assets obtained in exchange for lease obligations	[1]	$ 5,029	$ 4,791	$ 21,209
Weighted-average remaining lease term (in years) – operating leases		5 years 7 months 6 days	6 years 2 months 12 days
Weighted-average discount rate – operating leases		7.10%	8.70%

[1]	Amounts for fiscal year 2019 include the transition adjustment for the adoption of ASC 842 and new Right-of-Use (“ROU”) asset additions.